EQUITY - Dividends (Details) $ / shares in Units, $ in Millions				12 Months Ended
	May 10, 2017 USD ($) $ / shares	May 04, 2016 USD ($) $ / shares	May 05, 2015 USD ($) $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2014 $ / shares	May 22, 2017	Apr. 30, 2016	Apr. 08, 2016
Disclosure of classes of share capital [line items]
Dividend per share (in $)	$ 0	$ 0	$ 0.45	$ 0.10
Total (in millions of $) | $	$ 0	$ 0	$ 331
Reverse stock split ratio						3
Dividends paid, ordinary shares per share					$ 0.60
Share capital
Disclosure of classes of share capital [line items]
Shares issued, price per share, discount percentage							35.00%	35.00%